Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - CAD ($)	Apr. 30, 2021	Apr. 30, 2020
Major components of tax expense (income) [abstract]
Deferred tax liabilities: Excess of accounting value of short-term investments over tax value	$ (869,467)	$ (530,089)
Deferred tax assets: Non-capital losses carry-forward	869,467	530,089
Deferred tax assets and liabilities